SCHEDULE OF MINERAL RIGHTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Payments received under earn-in agreement	$ (75)
Impairment	(16,540)
Mineral Rights Platosa Mexico [Member]
IfrsStatementLineItems [Line Items]
Cost	3,721	3,785
Accumulated amortization	(2,917)	(2,782)
Opening net book value	804	1,003
Additions
Disposals
Payments received under earn-in agreement
Depletion and amortization	(219)	(178)
Impairment	(385)
Exchange differences	(7)	(21)
Closing net book value	193	804	1,003
Cost	3,665	3,721	3,785
Accumulated amortization	(3,472)	(2,917)	(2,782)
Mineral Rights Beschefer Canada [Member]
IfrsStatementLineItems [Line Items]
Cost		1,428
Accumulated amortization
Opening net book value		1,428
Additions
Disposals		(1,348)
Payments received under earn-in agreement
Depletion and amortization
Impairment
Exchange differences		(80)
Closing net book value			1,428
Cost			1,428
Accumulated amortization
Mineral Rights Silver City Germany [Member]
IfrsStatementLineItems [Line Items]
Cost	587	245
Accumulated amortization
Opening net book value	587	245
Additions	459	317
Disposals
Payments received under earn-in agreement
Depletion and amortization
Impairment
Exchange differences	(11)	25
Closing net book value	1,035	587	245
Cost	1,035	587	245
Accumulated amortization
Mineral Rights Kilgore Idaho [Member]
IfrsStatementLineItems [Line Items]
Cost	13,756
Accumulated amortization
Opening net book value	13,756
Additions		13,756
Disposals
Payments received under earn-in agreement
Depletion and amortization
Impairment
Exchange differences
Closing net book value	13,756	13,756
Cost	13,756	13,756
Accumulated amortization
Mineral Rights Oakley Idaho [Member]
IfrsStatementLineItems [Line Items]
Cost	5,364
Accumulated amortization
Opening net book value	5,364
Additions		5,364
Disposals
Payments received under earn-in agreement	(75)
Depletion and amortization
Impairment
Exchange differences
Closing net book value	5,289	5,364
Cost	5,289	5,364
Accumulated amortization
Total [Member]
IfrsStatementLineItems [Line Items]
Cost	23,428	5,458
Accumulated amortization	(2,917)	(2,782)
Opening net book value	20,511	2,676
Additions	459	19,437
Disposals		(1,348)
Payments received under earn-in agreement	(75)
Depletion and amortization	(219)	(178)
Impairment	(385)
Exchange differences	(18)	(76)
Closing net book value	20,273	20,511	2,676
Cost	23,745	23,428	5,458
Accumulated amortization	$ (3,472)	$ (2,917)	$ (2,782)